Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Offsetting financial assets and financial liabilities
Schedule of offsetting financial assets and financial liabilities

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Consolidated		Amounts	the balance	financial	Cash	instrument
$m	Gross amounts	offset	sheet	instruments	collateral[a,b]	collateral	Net amount
2024
Assets
Collateral paid[c]	4,532	(4,474)	58	-	-	-	58
Derivative financial instruments[d]	73,247	(50,474)	22,773	(17,071)	(3,065)	(112)	2,525
Reverse repurchase agreements[e]	19,898	(1,908)	17,990	-	(14)	(17,950)	26
Loans[f]	23,218	(23,147)	71	-	-	-	71
Total assets	120,895	(80,003)	40,892	(17,071)	(3,079)	(18,062)	2,680
Liabilities
Collateral received	2,562	(2,559)	3	-	-	-	3
Derivative financial instruments[d]	80,776	(52,389)	28,387	(17,071)	(5,870)	(1,721)	3,725
Repurchase agreements[g]	20,756	(1,908)	18,848	-	(57)	(18,791)	-
Deposits and other borrowings[f]	49,007	(23,147)	25,860	-	-	-	25,860
Total liabilities	153,101	(80,003)	73,098	(17,071)	(5,927)	(20,512)	29,588
2023
Assets
Collateral paid[c]	11,162	(11,107)	55	-	-	-	55
Derivative financial instruments[d]	87,261	(67,752)	19,509	(13,344)	(3,417)	(53)	2,695
Reverse repurchase agreements[e]	12,054	-	12,054	-	(109)	(11,862)	83
Loans[f]	25,343	(25,301)	42	-	-	-	42
Total assets	135,820	(104,160)	31,660	(13,344)	(3,526)	(11,915)	2,875
Liabilities
Collateral received	5,131	(5,127)	4	-	-	-	4
Derivative financial instruments[d]	95,461	(73,732)	21,729	(13,364)	(4,340)	(2,166)	1,859
Repurchase agreements[g]	25,059	-	25,059	-	(19)	(25,040)	-
Deposits and other borrowings[f]	52,421	(25,301)	27,120	-	-	-	27,120
Total liabilities	178,072	(104,160)	73,912	(13,364)	(4,359)	(27,206)	28,983

a.

$3,078 million (2023: $3,525 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 12.

b.

$5,927 million (2023: $4,359 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $342 million (2023: $176 million) in futures margin that does not form part of this column.

c.

Gross amounts consist of variation margin held directly with central clearing counterparties. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

d.	$1,336 million (2023: $1,834 million) of derivative financial assets and $2,587 million (2023: $2,918 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
e.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 16.
f.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 9 and part of deposits and other borrowings in Note 12.

g.	Repurchase agreements form part of other financial liabilities in Note 19.

Note 23. Offsetting financial assets and financial liabilities (Continued)

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Parent Entity		Amounts	the balance	financial	Cash	instrument
$m	Gross amounts	offset	sheet	instruments	collateral[a,b]	collateral	Net amount
2024
Assets
Collateral paid[c]	4,532	(4,474)	58	-	-	-	58
Derivative financial instruments[d]	73,041	(50,474)	22,567	(16,971)	(2,922)	(112)	2,562
Reverse repurchase agreements[e]	19,898	(1,908)	17,990	-	(14)	(17,950)	26
Loans[f]	23,218	(23,147)	71	-	-	-	71
Total assets	120,689	(80,003)	40,686	(16,971)	(2,936)	(18,062)	2,717
Liabilities
Collateral received	2,562	(2,559)	3	-	-	-	3
Derivative financial instruments[d]	80,595	(52,389)	28,206	(16,971)	(5,800)	(1,721)	3,714
Repurchase agreements[g]	17,979	(1,908)	16,071	-	(57)	(16,014)	-
Deposits and other borrowings[f]	49,007	(23,147)	25,860	-	-	-	25,860
Total liabilities	150,143	(80,003)	70,140	(16,971)	(5,857)	(17,735)	29,577
2023
Assets
Collateral paid[c]	11,162	(11,107)	55	-	-	-	55
Derivative financial instruments[d]	86,969	(67,752)	19,217	(13,334)	(3,135)	(53)	2,695
Reverse repurchase agreements[e]	12,013	-	12,013	-	(109)	(11,821)	83
Loans[f]	25,343	(25,301)	42	-	-	-	42
Total assets	135,487	(104,160)	31,327	(13,334)	(3,244)	(11,874)	2,875
Liabilities
Collateral received	5,131	(5,127)	4	-	-	-	4
Derivative financial instruments[d]	95,394	(73,732)	21,662	(13,334)	(4,310)	(2,166)	1,852
Repurchase agreements[g]	20,315	-	20,315	-	(19)	(20,296)	-
Deposits and other borrowings[f]	52,421	(25,301)	27,120	-	-	-	27,120
Total liabilities	173,261	(104,160)	69,101	(13,334)	(4,329)	(22,462)	28,976

a.

$2,935 million (2023: $3,243 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 12.

b.

$5,857 million (2023: $4,329 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of $342 million (2023: $176 million) in futures margin that does not form part of this column.

c.

Gross amounts consist of variation margin held directly with central clearing counterparties. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

d.	$1,335 million (2023: $1,821 million) of derivative financial assets and $2,589 million (2023: $2,912 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
e.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 16.
f.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 9 and part of deposits and other borrowings in Note 12.

g.	Repurchase agreements form part of other financial liabilities in Note 19.